Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Deferred Tax Liabilities and Assets	Significant components of the Company’s deferred tax liabilities and assets of December 31, 2023 and 2022 are as follows:
	December 31,	December 31,
	2023	2022
Deferred tax liabilities arising from acquisitions of subsidiaries	$(8,059,420)	$(9,171,795)
Deferred tax asset
Net operating loss carryforward	27,344,855	25,506,592
Valuation allowance	(21,852,415)	(16,007,067)
Net deferred tax asset	5,492,440	9,499,525
Net deferred tax (liabilities) / assets	(2,566,980)	327,730

Schedule of Movement of Valuation Allowance	Movement of valuation allowance
	December 31, 2023	December 31, 2022
At the beginning of the year	$16,007,067	$14,570,809
(Disposal)/acquisition of subsidiary	(1,922,938)	-
Current year addition	5,320,259	4,549,975
Expired	(3,449,447)	(134,802)
Exchange difference	(436,873)	(2,048,140)
Over provided in last year	2,327,262	1,185,578
Disposed/(recognised) during the year	4,007,085	(2,116,353)
At the end of the year	21,852,415	16,007,067

Schedule of Reconciliation of Income Tax Expense	A reconciliation of the income tax benefit to the amount computed by applying the current PRC statutory tax rate of 25% to the loss before income taxes in the consolidated statements of comprehensive income is as follows:
	December 31,	December 31,	December 31,
	2023	2022	2021
Loss before income taxes	$(178,966,256)	$(54,153,065)	$(69,597,322)
Tax loss at the PRC statutory tax rate of 25%	44,741,563	13,538,266	17,399,330
Taxable items	-	(3,532,743)	-
Deductible items	-	3,470,728	-
Non-deductible items	(34,857,419)	-	(20,201,962)
Non-taxable items	483,407	-	19,124,786
Change in valuation allowance	(9,188,608)	(1,957,164)	(697,508)
Effect of different tax rates in other jurisdictions	(2,690,108)	(5,588,499)	(8,043,850)
Effect of 15% preferential rate for certain PRC subsidiaries	(1,244,808)	(1,989,264)	545,541
Income tax benefit	(2,755,973)	3,941,324	8,126,337